Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net loss	$ (31,981,009)	$ (17,280,283)
Adjustments to reconcile net loss to net cash used by operating activities:
Gain on settlement of accrued expenses	(26,273)	(150,000)
Financing costs	4,364,594	814,250
Loss on sale of asset	6,752
Common stock issued or to be issued for services	1,336,741	9,044,306
Warrants issued for services	372,221	4,286,055
Depreciation and amortization expense	462,526	26,397
Impairment expense	11,043,750
Equity in losses of investee		383,015
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(189,658)
Decrease (increase) in prepaid expenses	13,951	(20,000)
Decrease in other assets	12,221	121,937
(Decrease) in accounts payable and accrued expenses	7,700,637	(156,393)
Net Cash Used by Operating Activities	(6,883,546)	(2,780,716)
INVESTING ACTIVITIES
Capital contributions to investee		(7,471)
Purchase of plants and equipment	(1,270,580)	(1,132,262)
Proceeds from sale of investee	225,000
Proceeds from sale of equipment	6,752
Payments to investee		(405,783)
Net Cash Used by Investing Activities	(1,038,828)	(1,545,516)
FINANCING ACTIVITIES
Proceeds from short tern debt		100,000
Repayment of short term debt	(138,156)	(100,000)
Repayment of long term debt		(6,508)
Repayment of related party payable		(25,000)
Proceeds from convertible debt	3,635,000	691,000
Exercise of common stock warrants	2,500
Repayment of convertible debt		(116,000)
Sale of common stock and warrants, net	4,114,943	6,375,500
Net Cash Provided by Financing Activities	7,614,287	6,918,992
NET CHANGE IN CASH AND CASH EQUIVALENTS	(308,087)	2,592,760
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	668,664	216,200
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 360,577	$ 2,808,960